Putnam Investments
                                           One Post Office Square
                                           Boston, MA 02109
                                           January 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Global Natural Resources Fund (Reg. No. 2-67827) (811-03061)
    (the "Fund") Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2004.

Comments or questions concerning this certificate may be directed to Stephen Tate at 1-800-225-2465, ext. 1648.

                                           Very truly yours,
                                           Putnam Global Natural Resources Fund

                                           /s/ Charles E. Porter
                                       By: ---------------------------
                                           Charles E. Porter
                                           Executive Vice President,
                                           Associate Treasurer and
                                           Principal Executive Officer

cc: Ropes & Gray LLP